CONVERTIBLE BONDS PAYABLE - Convertible Bonds due 2029 (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 08, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
CONVERTIBLE BONDS PAYABLE
Debt issuance costs | ¥		¥ 186,313	¥ 197,119
Denominations for repurchase of Notes					$ 1
Contractual interest | ¥		48,996	38,720	¥ 41,355
Amortization of debt issuance costs | ¥		16,813	11,617	¥ 12,274
Accrued interests | ¥		¥ 70,251	141,642
ADS
CONVERTIBLE BONDS PAYABLE
Basis of issuance of shares for debt conversion (per ADS) | $ / shares	$ 50
Conversion rate per US$1,000 principal amount	20
Convertible Bonds due 2029
CONVERTIBLE BONDS PAYABLE
Principal amount	$ 620,000
Debt issuance costs	$ 3,950
Interest per annum (as a percent)	0.25%
Denominations for repurchase of Notes					200
Integral multiple for repurchase of notes					$ 1
Redeemable under a tax redemption (as a percent)	100.00%
Threshold percentage of VWAP for ADS on conversion price for forced conversion	150.00%
Number of trading days considered for calculation of VWAP	20 days
Number of consecutive trading days for calculation of VWAP	30 days
Threshold period of each consecutive trading days considered for calculation of VWAP	5 days
Minimum value of ordinary shares on the Hong Kong Stock Exchange for forced conversion	$ 70,000
Effective interest rate		0.38%			0.38%
Convertible bonds
CONVERTIBLE BONDS PAYABLE
Accrued interests | ¥		¥ 6,870	¥ 3,187